Decommissioning Provision	12 Months Ended
Jun. 30, 2022
Decommissioning Provision
Decommissioning Provision
12.	Decommissioning Provision

The following table presents the continuity of the decommissioning provision associated with the Company’s pilot plant:

$
Balance at June 30, 2021	123,940
Effect of movement in foreign exchange rates	4,920
Balance at June 30, 2022	128,860

The present value of the decommissioning provision of $128,860 was calculated using an average risk-free rate of 0.25%. Decommissioning activities are expected to occur between 2023 and 2025.